SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation and Principles of Consolidation
The accompanying unaudited interim condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information. In the opinion of management, the accompanying unaudited condensed interim consolidated financial statements reflect all adjustments, consisting of normal recurring adjusting, considered necessary for a fair presentation of such interim results.
Greenidge is the successor entity for accounting purposes to GGH as a result of the corporate restructuring consummated in January 2021. Pursuant to this restructuring, Greenidge was incorporated in the State of Delaware on January 27, 2021 and on January 29, 2021, entered into an asset contribution and exchange agreement with the owners of GGH, pursuant to which Greenidge acquired all of the ownership interests in GGH in exchange for 7,000,000 shares of Greenidge’s common stock (28,000,000 shares of GGHI Class B Common Stock after the
4-for-1
split in March 2021). As a result of this transaction, GGH became a wholly-owned subsidiary of Greenidge. The financial information presented herein are that of GGH for the periods before January 29, 2021 and Greenidge for the period after January 29, 2021.
The results for the unaudited condensed interim consolidated statements of operations are not necessarily indicative of results to be expected for the year ending December 31, 2021 or for any future interim period. The unaudited condensed interim consolidated financial statements do not include all of the information and notes required by U.S. GAAP for complete financial statements. The accompanying unaudited condensed interim consolidated financial statements should be read in conjunction with the consolidated financial statements for the year ended December 31, 2020 and notes thereto.
The consolidated financial statements include the accounts of the Company and its subsidiaries as described in Note 1. All significant intercompany accounts and transactions have been eliminated.
Use of estimates
The preparation of consolidated financial statements in conformity with generally accepted accounting principles requires management to make estimates, judgments and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and notes thereto. Actual results could differ from those estimates.
Significant Accounting

Policies
For a detailed discussion about the Company’s significant accounting policies, see the Company’s December 31, 2020 consolidated financial statements.
Emissions Expense and Credits
The Company generates carbon dioxide emissions. As a result, the Company incurs emissions expense and is required to purchase emission credits, which are valued at cost, to offset the liability. The Company participates in the Regional Greenhouse Gas Initiative (“RGGI”), which requires, by law, that the Company remit credits to offset 50% of the Company’s annual emission expense in the following year, for each of the years in the three year control period (January 1, 2018 to December 31, 2020). In February 2021, the Company settled the emissions allowance for the control period. The Company continues to remit credits in accordance with RGGI. The Company recognizes expense on a per ton basis, where one ton is equal to one RGGI credit.
The RGGI credits are recorded on a first in, first out (“FIFO”) basis. The Company incurred emissions expense of $402 and $815 for the three and six months ended June 30, 2021, respectively, and $309 and $473 for the three and six months ended June 30, 2020, respectively, which is included in power and capacity cost of revenue in the accompanying condensed consolidated statements of operations.
Carbon Offset Credits
The Company announced that effective June 1, 2021, it will operate an entirely carbon neutral bitcoin mining operation at its facility in Dresden, New York. The Company plans to purchase voluntary carbon offsets from a portfolio of U.S. greenhouse gas reduction projects as one method to achieve this carbon neutrality. During the second quarter of 2021, the Company purchased
$684 of voluntary carbon offset credits. The voluntary carbon offset credits will be expensed to cost of revenues on a specific identification basis when the Company applies it to its net zero goals, which is when the credits are surrendered to the applicable agency.
Asset Retirement Obligations
Asset retirement obligations are legal obligations associated with the retirement of long-lived assets. The obligations represent the present value of the estimated costs for an asset’s future retirement discounted using a credit-adjusted risk-free rate, and are recorded in the period in which the liability is incurred. The liabilities recognized relate to the decommissioning of a coal ash pond for coal combustion residuals (“CCR”), which are subject to Federal and State regulations
.
In accordance with Federal law and Accounting Standards Codification (“ASC”)
410-20,
Asset Retirement Obligations, the Company recorded an asset retirement obligation of $2,345 and $2,277 at June 30, 2021 and December 31, 2020, respectively. The company expensed $35 and $32 to other income (expense), net during the three months ended June 30, 2021 and 2020, respectively for the accretion of interest for the liability and $68 and $74 during the six months ended June 30, 2021 and 2020, respectively. There were no changes to cash flow estimates related to the coal ash pond asset retirement obligation during the three and six months ended June 30, 2021 or 2020. Estimates are based on various assumptions including, but not limited to, closure cost estimates, timing of expenditures, escalation factors, discount rate of 5.00
% and methods for complying with CCR regulations. Additional adjustments to the asset retirement obligations are expected periodically due to potential changes in estimates and assumptions.
Environmental Trust Liability
The Company owns and operates a landfill. As required by the New York State Department of Environmental Conservation (“NYSDEC”), landfills are required to fund a trust to cover closure costs and expenses after the landfill has stopped operating.

The trust is designed
to provide funds for 30 years of expenses to maintain a landfill once it is full and has no further source of revenue or in case the owner is defunct and the NYSDEC has to operate the landfill. The landfill is a fully permitted, operational landfill and also acts as a leachate treatment facility. An annual report is completed by a third-party engineering firm to provide environmental compliance and calculate combined closure and post-closure costs, discounted to current year dollars using a discount rate of 4.50
%. In lieu of a trust, the Company has negotiated with its largest equity member to maintain a letter of credit guaranteeing the payment of the liability (see Note 6). In accordance with ASC
410-20,
the Company has recorded an environmental liability of
$4,994 and $4,927 at June 30, 2021 and December 31, 2020, respectively. The letter of credit related to this liability was for $4,994 at June 30, 2021 (see Note 6).
Leases
On January 1, 2021, the Company adopted Accounting Standards Codification (“ASC”) 842, Leases. No lease arrangements were in place as of January 1, 2021. Following guidance in ASC 842, arrangements meeting the definition of a lease are classified as operating or financing leases and are recorded on the condensed consolidated balance sheet.
Right-of-use
(“ROU”) assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent an obligation to make lease payments arising from the lease. ROU assets and lease liabilities are recognized at the lease commencement date based on the present value of lease payments over the lease term at the rate implicit in the lease or the Company’s incremental borrowing rate. The ROU asset is amortized over the lease term. Variable lease expenses, if any, are recorded when incurred.
In calculating the ROU asset and related lease liability, the Company elected to combine lease and non-lease
components. The Company excluded short-term leases having initial terms of 12 months or less from the new guidance as an accounting policy election and recognizes rent expense on a straight-line basis over the lease term. Refer to Note 5 for the additional disclosures required by ASC 842.
Cryptocurrency Mining Cost of Revenue
Cost of revenue—cryptocurrency mining consists primarily of natural gas, emissions, payroll and benefits and other direct production costs associated with the megawatts generated for the digital mining operation. Cost of revenue—cryptocurrency mining does not include depreciation and amortization.
Power and Capacity Cost of Revenue
Cost of revenue—power and capacity consists primarily of natural gas, emissions, payroll and benefits and other direct production costs associated with the megawatts generated for the power produced by Greenidge and sold to the grid. Cost of revenue—power and capacity does not include depreciation and amortization.
Selling, General, and Administrative Expenses
Selling, general and administrative expenses consist primarily of administrative payroll and benefits, business development costs, professional fees, and insurance.
Stock-Based Compensation
The Company accounts for share-based payment awards exchanged for services at the estimated grant date fair value of the award. Stock options issued under the Company’s equity incentive plans are granted with an exercise price equal to no less than the market price of the Company’s stock at the date of grant and expire up to ten years from the date of the grants. These options generally vest on the grant date or over a three year period
.

The Company estimates the fair value

of the stock options grants using the Black-Scholes-Merton option pricing model and the assumptions used in calculating the fair value of stock-based awards represent management’s best estimates and involve inherent uncertainties and the application of management’s judgement.
Expected Term
—The expected term of options represents the period that the Company’s stock-based awards are expected to be outstanding on the simplified method, which is the half-life from vesting to the end of its contractual term.
Expected Volatility
—The Company computes stock price volatility over expected terms based on reasonable estimates and comparable public companies as the Company had no trading history of its own common stock.
Risk-Free Interest Rate
—The Company bases the risk-free interest rate on the implied yield available on U.S. Treasury zero-coupon
issues with an equivalent remaining term.
Expected Dividend
—The Company has never declared or paid any cash dividends on its common shares and does not plan to pay cash dividends in the foreseeable future, and, therefore, uses an expected dividend yield of zero in its valuation models.
Income Taxes
Prior to the formation of Greenidge on January 27, 2021, the Company was treated as a partnership for federal and state income tax purposes. Pursuant to this election, the profit or loss of the Company is reported in the individual income tax returns of the members. Therefore, no provision for Federal or State taxes has been made for the year ended December 31, 2020.
Subsequent to the conversion of GGH to Greenidge, the Company calculates the provision for income taxes in accordance with ASC 740, Income Taxes, (“ASC 740”). The current provision for income taxes represents actual or estimated amounts payable or refundable on tax return filings each year. Deferred tax assets and liabilities are recorded for the estimated future tax effects of temporary differences between the tax basis of assets and liabilities and amounts reported in the accompanying consolidated balance sheets, and for operating loss and tax credit carryforwards. The change in deferred tax assets and liabilities for the period measures the deferred tax provision or benefit for the period. Effects of changes in enacted tax laws on deferred tax assets and liabilities are reflected as adjustments to the tax provision or benefit in the period of enactment. A valuation allowance may be provided to the extent management deems it is more likely than not that deferred tax assets will not be realized. The ultimate realization of net deferred tax assets is dependent upon the generation of future taxable income, in the appropriate taxing jurisdictions, during the periods in which temporary differences, net operating losses and tax credits become realizable. Management believes that it is more likely than not that the Company will realize the benefits of these temporary differences and operating loss and tax credit carryforwards, net of valuation allowances. The Company recognizes and measures tax positions taken or expected to be taken in its tax return based on their technical merit and assesses the likelihood that the positions will be sustained upon examination based on the facts, circumstances and information available at the end of each period. Interest and penalties on tax liabilities, if any, would be recorded as incurred in interest expense and other expenses, respectively.
Earnings Per Share
Basic net income per common share attributable to common shareholders is calculated by dividing net income attributable to common shareholders by the weighted average number of common shares outstanding for the period. Diluted net income per common share attributable to common shareholders is calculated by dividing net income attributable to common shareholders by the diluted weighted average number of common shares outstanding for the period. Basic and diluted income per common share is not provided for the three and six months ended June 30, 2020 as the Company was organized as an LLC during that period. The Company used the weighted average method in determining earnings per share in consideration of the conversion of participating securities to common shares due to the reorganization in January 2021.

Recent Accounting Pronouncements Not Yet Adopted
In December 2019, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”)
No. 2019-12,
Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes (“ASU
2019-12”),
which is intended to simplify various aspects related to accounting for income taxes. ASU
2019-12
removes certain exceptions to the general principles.
in Topic 740 and also clarifies and amends existing guidance to improve consistent application. This guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020, with early adoption permitted. As an emerging growth company, the Company has elected to adopt this pronouncement following the effective date for private companies beginning with periods beginning after December 15, 2021. The Company is currently evaluating the impact of this standard on its consolidated financial statements and related disclosures.
Any new accounting standards, not disclosed above, that have been issued or proposed by FASB that do not require adoption until a future date are not expected to have a material impact on the consolidated financial statements upon adoption.
Recent Accounting Pronouncements, Adopted
In February 2016, the FASB issued Accounting Standards Update ASU
No. 2016-02,
Leases (Topic 842), which requires lessees to recognize a
right-of-use
(“ROU”) asset and a lease liability for all leases with terms greater than 12 months and also requires disclosures by lessees and lessors about the amount, timing and uncertainty of cash flows arising from leases. Subsequent to the issuance of Topic 842, the FASB clarified the guidance through several ASUs; hereinafter the collection of lease guidance is referred to as “ASC 842”. On January 1, 2021, the Company adopted ASC 842. The Company had no leasing arrangements at the beginning of the period of adoption. As a result, no cumulative impact of adopting ASC 842 was recorded. The Company also elected to exclude leases with a term of 12 months or less in the recognized ROU assets and lease liabilities, when the likelihood of renewal is not probable. Refer to Note 5 for additional disclosures required by ASC 842. The Company determines if an arrangement is a lease at inception. ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent an obligation to make lease payments arising from the lease. ROU assets and lease liabilities are recognized at the lease commencement date based on the present value of lease payments over the lease term. The Company uses its incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. The lease terms used to calculate the ROU asset and related lease liability include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation and Use of Estimates
The Company’s consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
The preparation of consolidated financial statements in conformity with generally accepted accounting principles requires management to make estimates, judgments and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and notes thereto. Actual results could differ from those estimates.
Principles of Consolidation
The consolidated financial statements include the accounts of the Company and its subsidiaries as described in Note 1. All significant intercompany accounts and transactions have been eliminated.
Cash and Cash Equivalents
Cash and cash equivalents consist of demand deposit accounts and other short-term investments which mature within three months from the date of purchase. The Company maintains its cash in bank deposit accounts which may, at times, exceed federally insured limits. The Company has not experienced any losses in such accounts and believes it is not exposed to any significant credit risk with respect to cash and cash equivalents.
Accounts Receivable
The Company provides credit in the normal course of business to its power customer, NYISO. The Company performs periodic credit evaluations of its customer’s financial condition and generally does not require collateral. NYISO makes payments, depending on the type of revenue, within seven days of usage or seven days of month end. Based on the reliability of customer payments, the Company has determined that an allowance for doubtful accounts was not required at December 31, 2020 or 2019. Accounts are written off when collection efforts have been exhausted. No accounts were written off as uncollectible during the years ended December 31, 2020 or 2019.
Digital Assets
Digital assets are included in current assets in the accompanying consolidated balance sheets. Digital assets are classified as indefinite-lived intangible assets in accordance with Accounting Standards Codification (“ASC”) 350,
Intangibles—Goodwill and Other
, and are accounted for in connection with the Company’s revenue recognition policy disclosed below. When events or circumstance indicate that digital assets may be impaired, they are tested for impairment. Impairment, if any, is recognized for the difference between the fair value of the underlying digital assets and the carrying amount of the digital asset. The Company assessed these digital assets and determined no impairment existed at December 31, 2020. At December 31, 2019, the Company determined that impairment existed and as such, the Company recorded an impairment loss of $100 to reduce the carrying cost of the digital assets at December 31, 2019. At December 31, 2020 and 2019, the Company’s digital assets consisted of approximately 26.1 and 38.9 Bitcoins, respectively.

Digital assets awarded to the Company through its mining activities are included within the operating activities in the accompanying consolidated statements of cash flows. The Company accounts for its gains or losses in accordance with the last in, first out (“LIFO”) method of accounting. Gains and losses from the sales of digital assets are recorded in other income (expense) in the accompanying consolidated statements of operations.
While management uses available information to evaluate and recognize impairment losses on digital assets, further reductions in the carrying amounts may be necessary based on the changes in the underlying value of Bitcoin.
Fuel Deposits
The Company is required to maintain a cash deposit ($100 minimum) with a third-party broker for gas purchases and collection of revenues on the Company’s behalf.
Project Deposit
The Company has a contract to connect its power generation facility with the New York State Transmission System, which requires the Company to make a deposit for work to commence. The balance of the deposit was $74 and $510 as of December 31, 2020 and 2019, respectively. The project was substantially completed in 2020 with the remaining deposit balance expected to be refunded in 2021.
Emissions Expense and Credits
The Company generates carbon dioxide emissions. As a result, the Company incurs emissions expense and is required to purchase emission credits, which are valued at cost, to offset the liability. The Company participates in the Regional Greenhouse Gas Initiative (“RGGI”), which requires, by law, that the Company remit credits to offset 50% of the Company’s annual emission expense in the following year, for each of the years in the three year control period (January 1, 2018 to December 31, 2020). After the control period ends, the Company will remit credits to extinguish the remaining emission expense liability. The Company recognizes expense on a per ton basis, where one ton is equal to one RGGI credit.
The RGGI credits are recorded on a first in, first out (“FIFO”) basis. The Company incurred emissions expense of $1,738 and $206 for the years ended December 31, 2020 and 2019, respectively, which is included in power and capacity cost of revenue in the accompanying consolidated statements of operations.
Miner Equipment Deposits
The Company enters into agreements to purchase miner equipment, computer hardware designed for use in the cryptocurrency mining process that often require deposits before the equipment is received and placed into service.
Property and Equipment
Property and equipment is stated at cost, less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the related assets, which generally range from three to thirty-nine years.
Major additions and betterments are capitalized, while repairs and maintenance are charged to operations as incurred. Upon retirement or sale of an asset, the cost and related accumulated depreciation are eliminated and any resulting gain or loss is included within other income (expense) in the accompanying consolidated statements of operations.

Impairment of Long-Lived Assets
The Company assesses its long-lived assets for impairment whenever events or circumstances indicate the carrying amounts of long-lived assets may not be recoverable by comparing the expected undiscounted future cash flows of the assets with the respective carrying amounts as of the date of assessment. Should aggregate expected future cash flows be less than the carrying value, an impairment would be recognized, measured as the difference between the carrying value and the fair value of the asset. During the years ended December 31, 2020 and 2019, the Company did not record any impairment charges.
Natural Gas Payable
The Company purchases natural gas through a third-party broker on a daily basis. This amount represents the unpaid balance due to the broker at December 31, 2020 and 2019.
Asset Retirement Obligations
Asset retirement obligations are legal obligations associated with the retirement of long-lived assets. The obligations represent the present value of the estimated costs for an asset’s future retirement discounted using a credit-adjusted risk-free rate, and are recorded in the period in which the liability is incurred. The liabilities recognized relate to the decommissioning of a coal ash pond.
The following table reflects the details of the asset retirement obligations included in the consolidated balance sheets at December 31, 2020 and 2019:

Coal Ash Pond
Balance at January 1, 2019	$—
Initial recognition	2,135

Balance at December 31, 2019	2,135
Accretion	142

Balance at December 31, 2020	$2,277

Coal Combustion Residuals
Coal combustion residuals (“CCR”) are subject to Federal and State regulations. Our obligations associated with CCR are for the closure of a coal ash pond. With regards to its coal ash pond, in accordance with Federal law and ASC
410-20,
Asset Retirement Obligations,
the Company recorded an asset retirement obligation of $2,277 and $2,135 at December 31, 2020 and 2019, respectively. There were no changes to cash flow estimates related to the coal ash pond asset retirement obligation during 2020. Estimates are based on various assumptions including, but not limited to, closure cost estimates, timing of expenditures, escalation factors, discount rate of 5.00% and methods for complying with CCR regulations. Additional adjustments to the asset retirement obligations are expected periodically due to potential changes in estimates and assumptions.
Environmental Trust Liability
The Company owns and operates a landfill. As required by the New York State Department of Environmental Conservation (“NYSDEC”), landfills are required to fund a trust to cover closure costs and expenses after the landfill has stopped operating. The trust is designed to provide funds for 30 years of expenses to maintain a landfill once it is full and has no further source of revenue or in case the owner is defunct and the NYSDEC has to operate the landfill. At December 31, 2020, the landfill is a fully permitted, operational landfill and also acts as a leachate treatment facility. An annual report is completed by a third-party engineering firm to provide environmental compliance and calculate combined closure and post-closure costs, discounted to current year dollars using a discount rate of 4.50%. In lieu of a trust, the Company has negotiated with its largest equity member to maintain a letter of credit guaranteeing the payment of the liability (see Note 5). In accordance with ASC
410-20,
Asset Retirement Obligations
, the Company has recorded an environmental liability of $4,927 and $4,697 at December 31, 2020 and 2019, respectively. The letter of credit related to this liability was for $4,938 at December 31, 2020 and 2019 (see Note 5).
Revenue Recognition
The Company recognizes revenue in accordance with ASC 606,
Revenue from Contracts with Customers
. The core principle of the revenue standard is that a company should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled to in exchange for those goods or services. The following five steps are applied to achieve that core principle:

•	Step 1: Identify the contract, or contracts, with the customer;

•	Step 2: Identify the performance obligations in the contract;

•	Step 3: Determine the transaction price;

•	Step 4: Allocate the transaction price to the performance obligations in the contract; and

•	Step 5: Recognize revenue when, or as, the Company satisfies a performance obligation.
In order to identify the performance obligations in a contract with a customer, the Company must assess the promised goods or services in the contract and identify each promised good or service that is distinct. A performance obligation meets ASC 606’s definition of a “distinct” good or service (or bundle of goods or services) if both of the following criteria are met: The customer can benefit from the good or service either on its own or together with other resources that are readily available to the customer (i.e., the good or service is capable of being distinct), and the entity’s promise to transfer the good or service to the customer is separately identifiable from other promises in the contract (i.e., the promise to transfer the good or service is distinct within the context of the contract).
If a good or service is not distinct, the good or service is combined with other promised goods or services until a bundle of goods or services is identified that is distinct.
The transaction price is the amount of consideration to which an entity expects to be entitled in exchange for transferring promised goods or services to a customer. The consideration promised in a contract with a customer may include fixed amounts, variable amounts, or both. When determining the transaction price, an entity must consider the effects of all of the following:

•	Variable consideration;

•	Constraining estimates of variable consideration;

•	The existence of a significant financing component in the contract;

•	Noncash consideration; and

•	Consideration payable to a customer.
Variable consideration is included in the transaction price only to the extent that it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is subsequently resolved. The transaction price is allocated to each performance obligation on a relative standalone selling price basis. The transaction price allocated to each performance obligation is recognized when that performance obligation is satisfied, at a point in time or over time as appropriate.

Cryptocurrency mining and related activities revenue
The Company has entered into digital asset mining pools by executing contracts with the mining pool operators to provide computing power to the mining pool. The contracts are terminable at any time by either party and the Company’s enforceable right to compensation only begins when the Company provides computing power to the mining pool operator. In exchange for providing computing power, the Company is entitled to a theoretical fractional share of the cryptocurrency award the mining pool operator receives (less pool fees to the mining pool operator which are recorded as a reduction of revenue) for successfully adding a block to the blockchain. The Company’s fractional share is based on their share of the theoretical global mining rewards based on its percentage contribution to the bitcoin mining network.
Providing computing power in digital asset transaction verification services is an output of the Company’s ordinary activities. The provision of providing such computing power is the only performance obligation in the Company’s contracts with mining pool operators. The transaction consideration the Company receives, if any, is noncash consideration, which the Company measures at fair value on the date received, which is not materially different than the fair value at the contract inception or the time the Company has earned the award from the pools. The consideration is all variable. Because it is not probable that a significant reversal of cumulative revenue will not occur, the consideration is constrained until the mining pool operator successfully places a block (by being the first to solve an algorithm) and the Company receives confirmation of the consideration it will receive, at which time revenue is recognized.
Fair value of the cryptocurrency award received is determined using the quoted price on the Company’s primary exchange of the related cryptocurrency at the time of receipt.
There is currently no specific definitive guidance under GAAP or alternative accounting framework for the accounting for cryptocurrencies recognized as revenue or held, and management has exercised significant judgment in determining the appropriate accounting treatment. In the event authoritative guidance is enacted by the Financial Accounting Standards Board (“FASB”), the Company may be required to change its policies, which could have an effect on the Company’s consolidated financial position and results of operations.
Hosting revenue
The Company provides energized space and operating and maintenance services to third-party mining companies who locate their mining hardware at its power plant facility. The Company accounts for these agreements as a single performance obligation for services being delivered in a series with delivery being measured by daily successful operation of the mining hardware. As such, the Company recognizes revenue over the life of the contract as its series of performance obligations are met. Hosting contracts typically require payment in advance of the service delivery. The Company recognizes such payments as deferred revenue until its performance obligations are met, at which time the Company recognizes the revenue. The Company does not have any significant warranty obligations. Hosting revenue is included in cryptocurrency mining and related activities revenue in the consolidated statements of operations.
Hashrate revenue
From time to time, the Company sells its computing power at a fixed price over a period of time ranging from 30 to 180 days. The Company accounts for these agreements as a single performance obligation for services being delivered in a series with delivery being measured by daily delivery of the computing power. As such, the Company recognizes revenue over the life of the contract as its series of performance obligations are met. The Company does not have any significant warranty obligations. Hashrate revenue is included in cryptocurrency mining and related activities revenue in the consolidated statements of operations.

Power and capacity revenue
The Company recognizes power revenue at a point in time, when the electricity is delivered to the NYISO and its performance obligation is met. The Company recognizes revenue on capacity agreements over the life of the contract as its series of performance obligations are met as capacity to provide power is maintained.
Sales tax, value-added tax, and other taxes the Company collects concurrent with revenue-producing activities are excluded from revenue. Incidental contract costs that are not material in the context of the delivery of goods and services are recognized as expense. There is no significant financing component in these transactions.
Income Taxes
The Company is treated as a partnership for federal and state income tax purposes. Pursuant to this election, the profit or loss of the Company is reported in the individual income tax returns of the members. Therefore, no provision for Federal or State taxes has been made for the years ended December 31, 2020 or 2019.
The Company recognizes and measures tax positions taken or expected to be taken in its tax return based on their technical merit and assess the likelihood that the positions will be sustained upon examination based on the facts, circumstances and information available at the end of each period. Interest and penalties on tax liabilities, if any, would be recorded as incurred in interest expense and other expenses, respectively.
Advertising and Promotion Costs
Advertising and promotional costs are expensed as incurred and totaled $117 for the year ended December 31, 2020. The Company did not incur any advertising and promotional costs for the year ended December 31, 2019.
Recent Accounting Pronouncements Not Yet Adopted
In December 2019, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”)
No. 2019-12,
Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes (“ASU
2019-12”)
, which is intended to simplify various aspects related to accounting for income taxes. ASU
2019-12
removes certain exceptions to the general principles in Topic 740 and also clarifies and amends existing guidance to improve consistent application. This guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020, with early adoption permitted. The Company is currently evaluating the impact of this standard on its consolidated financial statements and related disclosures.
Any new accounting standards, not disclosed above, that have been issued or proposed by FASB that do not require adoption until a future date are not expected to have a material impact on the consolidated financial statements upon adoption.
Recent Accounting Pronouncements, Adopted
In May 2014, the FASB issued
ASU 2014-09,
 Revenue from Contracts with Customers
(Topic 606), a new accounting standard related to revenue recognition. The new standard supersedes nearly all U.S. GAAP on revenue recognition and eliminated industry-specific guidance. The underlying principle of the new standard is to recognize revenue when a customer obtains control of promised goods or services at an amount that reflects the consideration that is expected to be received in exchange for those goods or services. On January 1, 2019, the Company adopted Topic 606 using the modified retrospective method. ASC 606 provides a five-step model for analyzing contracts and transactions to determine when, how, and if revenue is recognized. Revenue should be recognized to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which an entity expects to be entitled in exchange for those goods or services. Revenue recognition under the new standard did not have a material impact on the consolidated balance sheets, consolidated statements of operations, or consolidated statements of cash flows.